Earnings per share	6 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Earnings per share
10. Earnings per share:
A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2022	2023
Basic—
Net income attributable to NHI shareholders	¥18,467	¥58,563
Weighted average number of shares outstanding	3,010,633,495	3,028,036,425
Net income attributable to NHI shareholders per share	¥6.13	¥19.34

Diluted—
Net income attributable to NHI shareholders	¥18,354	¥58,468
Weighted average number of shares outstanding	3,104,874,653	3,140,207,716
Net income attributable to NHI shareholders per share	¥5.91	¥18.62

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2022	2023
Basic—
Net income attributable to NHI shareholders	¥16,771	¥35,232
Weighted average number of shares outstanding	3,001,728,417	3,035,142,936
Net income attributable to NHI shareholders per share	¥5.59	¥11.61

Diluted—
Net income attributable to NHI shareholders	¥16,738	¥35,202
Weighted average number of shares outstanding	3,093,327,844	3,140,174,302
Net income attributable to NHI shareholders per share	¥5.41	¥11.21

Net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and the three months ended September 30, 2022 and 2023, arising from options to purchase common shares issued by subsidiaries and affiliates.
The weighted average number of shares used in the calculation of diluted earnings per share (“EPS”) reflects the increase in potential issuance of common shares arising from stock-based compensation plans issued by the Company and affiliates, which would have minimal impact on EPS for the six and three months ended September 30, 2022 and 2023.
Antidilutive stock options and other stock-based compensation plans to purchase 9,712,800 common shares were not included in the computation of diluted EPS for the six and the three months ended September 30, 2022. Antidilutive stock-options and other stock-based compensation plans to purchase
6,940,000
and
4,691,700
common shares were not included in the computation of diluted EPS for the six and the three months ended September 30, 2023, respectively.